General Information and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
General Information And Basis Of Presentation [Abstract]
Schedule of cash flow statement
The following consolidated revenue, net loss and cash flow information for the year ended December 31, 2022, have been included in the accompanying consolidated financial statements.

For the year ended December 31, 2022
RMB’000
Revenue	181,539
Loss for the year	(188,961)
Net cash used in operating activities	(68,652)
Net cash used in investing activities	(15,876)
Net cash used in financing activities	(638,252)
Net decrease in cash	(722,780)
Cash at the beginning of the year	764,207
Cash at the end of the year	41,427